Indebtedness (Tables)	12 Months Ended
Dec. 31, 2011
Indebtedness [Abstract]
Short-Term Borrowings

	December 31, 2011		December 31, 2010
(in millions)	Amount Outstanding	Average Year-End Rate	Amount Outstanding	Average Year-End Rate
Commercial paper	$1,264	0.1%	$1,209	0.2%
Bank loans	247	7.7	538	6.0

	$1,511		$1,747

Long-Term Debt

(in millions)	2011	2010
U.S. dollar notes, 2.500% to 6.875% (average interest rate 4.982%), due through 2041	$11,269	$8,190
Foreign currency obligations:
Euro notes, 4.250% to 5.875% (average interest rate 5.100%), due through 2016	3,533	4,899
Swiss franc notes, 1.0% to 4.0% (average interest rate 2.802%), due through 2021	1,719	1,050
Other (average interest rate 2.345%), due through 2024	513	616

	17,034	14,755

Less current portion of long-term debt	2,206	1,385

	$14,828	$13,370

Debt Offerings During The Current Period

(in millions)
Type	Face Value	Interest Rate	Issuance		Maturity
U.S. dollar notes	$650	2.500%	May 2011		May 2016
U.S. dollar notes	$350	4.125	May 2011		May 2021
U.S. dollar notes	$600	2.500	August 2011	(a)	May 2016
U.S. dollar notes	$750	2.900	November 2011		November 2021
U.S. dollar notes	$750	4.375	November 2011		November 2041
Swiss franc notes	CHF 325 (approximately $362)	1.000	December 2011		December 2016
Swiss franc notes	CHF 300 (approximately $335)	2.000	December 2011		December 2021

(a)	The notes are a further issuance of the 2.500% notes issued by PMI in May 2011.

Aggregate Maturities Of Long-Term Debt

(in millions)
2012	$2,206
2013	2,811
2014	1,256
2015	972
2016	2,563
2017-2021	4,927
2022-2026	148
Thereafter	2,250

17,133
Debt discounts	(99)

Total long-term debt	$17,034

Credit Facilities

(in billions of dollars)
Type	Committed Credit Facilities	Commercial Paper
Multi-year revolving credit, expiring March 31, 2015	$2.5

Multi-year revolving credit, expiring October 25, 2016	3.5

Total facilities	$6.0

Commercial paper outstanding		$1.3